Additional Financial Information Imputed Discount and Allowances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Bad debt expense	$ 477	$ 547	$ 444
Unamortized Imputed Discount [Roll Forward]
Imputed discount, beginning of year	185
Imputed discount, end of year	195	185
Allowance for Doubtful Accounts [Member] | Accounts Receivable [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowances, beginning of year	264	199	169
Bad debt expense	477	547	444
Write-offs, net of recoveries	(518)	(482)	(414)
Allowances, end of year	223	264	199
Imputed Discount [Member] | Equipment Installment Plan Receivables, Net [Member]
Unamortized Imputed Discount [Roll Forward]
Imputed discount, beginning of year	159	271	212
Additions	362	310	380
Amortization	(248)	(414)	(355)
Cancellations and other	(47)	(78)	(92)
Impacts from sales of EIP receivables	(152)	(55)	0
Transfers between current and long-term	100	125	126
Imputed discount, end of year	174	159	271
Imputed Discount [Member] | Equipment Installment Plan Receivables Due After One Year, Net [Member]
Unamortized Imputed Discount [Roll Forward]
Imputed discount, beginning of year	26	61	64
Additions	134	111	141
Cancellations and other	(15)	(13)	(18)
Impacts from sales of EIP receivables	(24)	(8)	0
Transfers between current and long-term	(100)	(125)	(126)
Imputed discount, end of year	$ 21	$ 26	$ 61